Comprehensive Loss	6 Months Ended
Jan. 31, 2012
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
4.	Comprehensive Loss

Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the three months ended January 31, 2012, was $9,142.980. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the three months ended January 31, 2011, was $5,228,269.

Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the six months ended January 31, 2012, was $8,867,336. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the six months ended January 31, 2011, was $12,085,942.